Leases (Details 3)	12 Months Ended
	May 31, 2014	May 31, 2013
Other Lease Information (Details) [Abstract]
Percentage Total Aircraft Fleet Leased	10.00%	10.00%
Operating Leases Weighted-Average Remaining Lease Term	6 years